STOCKHOLDERS' EQUITY (Details) - Warrant activity - USD ($)			6 Months Ended	12 Months Ended
	Jan. 01, 2015	Jan. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsOutstandingWeightedAverageRemainingContractualTerm	1 year 255 days		1 year 73 days
Warrants Issued/Grants
Warrants Issued/Grants, Aggregate Intrinsic Value (in Dollars)
Warrants Exercised
Warrants Forfeitures or expirations
Outstanding at December 31, 2014	220,913		220,913
Outstanding at December 31, 2014 (in Dollars per share)	$ 5.00		$ 5.00
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsOutstandingWeightedAverageRemainingContractualTerm	1 year 255 days		1 year 73 days
Outstanding at December 31, 2014 (in Dollars)	$ 1,325,478		$ 110,457
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsExercisableNumber			220,913
Exercisable at December 31, 2014 (in Dollars per share)			$ 5.00
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsExercisableWeightedAverageRemainingContractualTerm			1 year 73 days
Exercisable at December 31, 2014 (in Dollars)			$ 110,457
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) - Warrant activity [Line Items]
Warrants Outstanding, Share	220,913	649,915	220,913		649,915
Warrants Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.50	$ 3.85	$ 2.50		$ 3.85
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsOutstandingWeightedAverageRemainingContractualTerm		4 years 146 days		1 year 255 days	3 years 146 days
Warrants Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 1,325,478		$ 1,325,478
Warrants Issued/Grants
Warrants Issued/Grants, Aggregate Intrinsic Value (in Dollars)
Warrants Exercised				(409,823)
Warrants Exercised, Weighted-Average Exercise Price (in Dollars per share)				$ 2.50
Warrants Forfeitures or expirations				(19,179)
Warrants Forfeitures or expirations, Weighted-Average Exercise Price (in Dollars per share)				$ 31.00
Outstanding at December 31, 2014				220,913	220,913	649,915
Outstanding at December 31, 2014 (in Dollars per share)				$ 2.50	$ 2.50	$ 3.85
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsOutstandingWeightedAverageRemainingContractualTerm		4 years 146 days		1 year 255 days	3 years 146 days
Outstanding at December 31, 2014 (in Dollars)				$ 1,325,478	$ 1,325,478
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsExercisableNumber				220,913
Exercisable at December 31, 2014 (in Dollars per share)				$ 2.50	$ 2.50
ShareBasedCompensationArrangementByShareBasedPaymentAwardWarrantsExercisableWeightedAverageRemainingContractualTerm				1 year 255 days
Exercisable at December 31, 2014 (in Dollars)				$ 1,325,478	$ 1,325,478